Shareholder Report, Average Annual Return (Details) DFB9_DFA Intermediate-Term Extended Quality Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Intermediate-Term Extended Quality Portfolio – Institutional
Average Annual Return, Percent	7.36%	0.46%	2.88%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Bloomberg U.S. Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Bond Index
Average Annual Return, Percent	6.68%	0.46%	3.00%